STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participants	$ 35,399,251
Participants' rollovers	11,369,104
Employer	10,151,075
Total contributions	56,919,430
Investment Income:
Interest, Dividends, and Other	15,006,667
Net realized and unrealized gains in fair value of investments	101,262,539
Total investment gain	116,269,206
Interest on participant notes receivable	714,789
Total additions	173,903,425
Deductions from net assets attributed to:
Distributions to participants	(99,989,977)
Administrative expenses	(322,319)
Total deductions	(100,312,296)
Net increase in net assets	73,591,129
Net assets available for benefits:
Beginning of year	862,317,717
End of year	$ 935,908,846